PRIVATE PLACEMENTS (Details) - USD ($)		11 Months Ended	12 Months Ended
	Jun. 19, 2020	Dec. 31, 2020	Dec. 31, 2021
Number of warrants to purchase shares issued			8,233,334
Price of warrants			$ 1.50
Aggregate purchase price		$ 12,350,000
Number of shares per warrant			1
Exercise price of warrant			$ 11.50
Private Placement
Number of warrants to purchase shares issued	8,233,334
Price of warrants	$ 1.50
Aggregate purchase price	$ 12,350,000		$ 12,350,000